LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–95.23%
Aerospace & Defense–0.99%
General Electric Co.	1,966	$591,412
HEICO Corp. Class A	595	151,184
L3Harris Technologies, Inc.	2,061	629,450
Textron, Inc.	15,251	1,288,557
TransDigm Group, Inc.	392	516,664
Woodward, Inc.	7,510	1,897,852
		5,075,119
Air Freight & Logistics–0.08%
FedEx Corp.	1,466	345,697
†GXO Logistics, Inc.	1,494	79,018
		424,715
Banks–5.25%
Bank of America Corp.	41,898	2,161,518
Citigroup, Inc.	9,374	951,461
Citizens Financial Group, Inc.	14,785	785,971
Columbia Banking System, Inc.	73,321	1,887,283
East West Bancorp, Inc.	1,512	160,952
Fifth Third Bancorp	112,340	5,004,747
First Citizens BancShares, Inc. Class A	2,444	4,372,707
First Horizon Corp.	18,077	408,721
FNB Corp.	1,841	29,658
M&T Bank Corp.	22,419	4,430,443
Pinnacle Financial Partners, Inc.	422	39,579
Popular, Inc.	4,392	557,828
Regions Financial Corp.	148,794	3,923,698
Synovus Financial Corp.	1,532	75,191
Webster Financial Corp.	2,294	136,355
Wells Fargo & Co.	23,102	1,936,410
Wintrust Financial Corp.	935	123,831
		26,986,353
Beverages–1.08%
†Celsius Holdings, Inc.	3,877	222,889
Coca-Cola Co.	10,537	698,814
Constellation Brands, Inc. Class A	12,113	1,631,258
Keurig Dr. Pepper, Inc.	97,316	2,482,531
PepsiCo, Inc.	3,673	515,836
		5,551,328
Biotechnology–0.81%
AbbVie, Inc.	3,332	771,491
†Alnylam Pharmaceuticals, Inc.	697	317,832
†BioMarin Pharmaceutical, Inc.	2,805	151,919
Caris Life Sciences, Inc.	7,341	222,065
†Exact Sciences Corp.	7,093	388,058
†Exelixis, Inc.	7,851	324,246
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
Gilead Sciences, Inc.	6,384	$708,624
†Incyte Corp.	1,121	95,072
†Neurocrine Biosciences, Inc.	3,797	533,023
Regeneron Pharmaceuticals, Inc.	801	450,378
†Roivant Sciences Ltd.	11,845	179,215
†Sarepta Therapeutics, Inc.	252	4,856
†Ultragenyx Pharmaceutical, Inc.	935	28,125
		4,174,904
Broadline Retail–0.34%
†Amazon.com, Inc.	6,875	1,509,544
eBay, Inc.	2,896	263,391
		1,772,935
Building Products–1.04%
Carlisle Cos., Inc.	4,056	1,334,262
Masco Corp.	21,610	1,521,128
Owens Corning	11,655	1,648,716
Trane Technologies PLC	2,048	864,174
		5,368,280
Capital Markets–5.82%
Ameriprise Financial, Inc.	13,356	6,561,135
Blue Owl Capital, Inc.	129,026	2,184,410
Cboe Global Markets, Inc.	1,842	451,751
Charles Schwab Corp.	7,105	678,314
CME Group, Inc.	2,674	722,488
†Coinbase Global, Inc. Class A	1,977	667,218
Goldman Sachs Group, Inc.	861	685,657
Interactive Brokers Group, Inc. Class A	5,930	408,043
Janus Henderson Group PLC	6,037	268,707
LPL Financial Holdings, Inc.	1,052	349,990
Morgan Stanley	5,710	907,662
MSCI, Inc.	490	278,031
Nasdaq, Inc.	12,980	1,148,081
Raymond James Financial, Inc.	38,971	6,726,395
†Robinhood Markets, Inc. Class A	3,457	494,973
S&P Global, Inc.	1,127	548,522
State Street Corp.	58,525	6,789,485
Virtu Financial, Inc. Class A	1,218	43,239
		29,914,101
Chemicals–1.45%
†Axalta Coating Systems Ltd.	10,532	301,426
CF Industries Holdings, Inc.	925	82,972
Corteva, Inc.	4,897	331,184
Dow, Inc.	4,003	91,789
DuPont de Nemours, Inc.	25,465	1,983,723
Eastman Chemical Co.	616	38,839
Ecolab, Inc.	1,268	347,254
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Element Solutions, Inc.	1,457	$36,673
FMC Corp.	689	23,171
International Flavors & Fragrances, Inc.	4,408	271,268
Linde PLC	1,388	659,300
PPG Industries, Inc.	2,314	243,225
RPM International, Inc.	25,787	3,039,772
		7,450,596
Commercial Services & Supplies–0.88%
Republic Services, Inc.	3,464	794,919
Veralto Corp.	31,705	3,380,070
Waste Connections, Inc.	1,981	348,260
		4,523,249
Communications Equipment–0.20%
†Lumentum Holdings, Inc.	2,673	434,924
Motorola Solutions, Inc.	1,321	604,080
		1,039,004
Construction & Engineering–0.39%
Comfort Systems USA, Inc.	99	81,693
EMCOR Group, Inc.	166	107,823
†MasTec, Inc.	4,070	866,137
Quanta Services, Inc.	2,112	875,255
WillScot Holdings Corp.	4,108	86,720
		2,017,628
Construction Materials–0.97%
Martin Marietta Materials, Inc.	7,358	4,637,600
Vulcan Materials Co.	1,114	342,689
		4,980,289
Consumer Finance–0.34%
Ally Financial, Inc.	6,326	247,979
American Express Co.	2,224	738,724
SLM Corp.	8,352	231,183
Synchrony Financial	7,256	515,539
		1,733,425
Consumer Staples Distribution & Retail–1.72%
Albertsons Cos., Inc. Class A	104,465	1,829,182
Costco Wholesale Corp.	357	330,450
Dollar General Corp.	2,370	244,940
†Dollar Tree, Inc.	2,033	191,854
Kroger Co.	39,662	2,673,616
†Maplebear, Inc.	8,424	309,666
†Performance Food Group Co.	2,672	277,995
†U.S. Foods Holding Corp.	25,816	1,978,022
Walmart, Inc.	9,640	993,498
		8,829,223
Containers & Packaging–3.08%
Amcor PLC	69,467	568,240
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Ball Corp.	41,952	$2,115,220
Crown Holdings, Inc.	20,994	2,027,811
Graphic Packaging Holding Co.	76,029	1,487,888
International Paper Co.	62,413	2,895,963
Packaging Corp. of America	14,016	3,054,507
Silgan Holdings, Inc.	83,943	3,610,388
Smurfit WestRock PLC	2,176	92,632
		15,852,649
Distributors–0.78%
Genuine Parts Co.	28,831	3,995,977
		3,995,977
Diversified Consumer Services–0.35%
ADT, Inc.	58,675	511,059
†Bright Horizons Family Solutions, Inc.	2,551	276,962
†Grand Canyon Education, Inc.	1,762	386,794
H&R Block, Inc.	12,345	624,287
		1,799,102
Diversified Telecommunication Services–0.15%
AT&T, Inc.	10,148	286,579
†GCI Liberty, Inc. Class C	62	2,311
Iridium Communications, Inc.	2,315	40,420
Verizon Communications, Inc.	9,776	429,655
		758,965
Electric Utilities–2.51%
Entergy Corp.	6,325	589,427
Exelon Corp.	10,180	458,202
FirstEnergy Corp.	4,679	214,392
NextEra Energy, Inc.	11,402	860,737
NRG Energy, Inc.	4,087	661,889
PG&E Corp.	197,399	2,976,777
Southern Co.	10,425	987,977
Xcel Energy, Inc.	76,132	6,140,046
		12,889,447
Electrical Equipment–2.51%
Acuity, Inc.	9,903	3,410,494
AMETEK, Inc.	24,760	4,654,880
Eaton Corp. PLC	929	347,678
GE Vernova, Inc.	425	261,333
Hubbell, Inc.	8,884	3,822,874
nVent Electric PLC	4,176	411,921
		12,909,180
Electronic Equipment, Instruments & Components–3.65%
†Arrow Electronics, Inc.	2,004	242,484
Avnet, Inc.	2,334	122,021
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
CDW Corp.	26,409	$4,206,425
Jabil, Inc.	4,728	1,026,780
TD SYNNEX Corp.	28,812	4,717,965
†Teledyne Technologies, Inc.	7,018	4,112,829
Vontier Corp.	9,512	399,219
†Zebra Technologies Corp. Class A	13,330	3,961,143
		18,788,866
Energy Equipment & Services–0.99%
Baker Hughes Co.	100,597	4,901,086
Halliburton Co.	5,069	124,697
TechnipFMC PLC	2,341	92,353
		5,118,136
Entertainment–1.41%
Electronic Arts, Inc.	1,563	315,257
†Liberty Media Corp.-Liberty Formula One Class A	5,232	498,191
†Liberty Media Corp.-Liberty Live Class C	711	68,946
†ROBLOX Corp. Class A	4,817	667,251
†Roku, Inc.	887	88,815
†Take-Two Interactive Software, Inc.	1,728	446,446
Walt Disney Co.	6,989	800,241
†Warner Bros Discovery, Inc.	98,936	1,932,220
Warner Music Group Corp. Class A	71,418	2,432,497
		7,249,864
Financial Services–2.85%
Apollo Global Management, Inc.	1,182	157,525
†Berkshire Hathaway, Inc. Class B	3,613	1,816,400
†Chime Financial, Inc. Class A	15,861	319,917
Corebridge Financial, Inc.	7,899	253,163
Equitable Holdings, Inc.	2,440	123,903
Fidelity National Information Services, Inc.	100,431	6,622,420
Mastercard, Inc. Class A	1,888	1,073,913
MGIC Investment Corp.	151,819	4,307,105
		14,674,346
Food Products–1.73%
Bunge Global SA	2,616	212,550
General Mills, Inc.	33,966	1,712,566
Hershey Co.	15,011	2,807,808
Lamb Weston Holdings, Inc.	3,814	221,517
Mondelez International, Inc. Class A	3,332	208,150
†Post Holdings, Inc.	32,003	3,439,682
Tyson Foods, Inc. Class A	5,121	278,070
		8,880,343
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities–0.03%
MDU Resources Group, Inc.	8,588	$152,952
		152,952
Ground Transportation–0.97%
CSX Corp.	14,541	516,351
JB Hunt Transport Services, Inc.	29,066	3,899,785
Norfolk Southern Corp.	1,152	346,072
†XPO, Inc.	1,762	227,774
		4,989,982
Health Care Equipment & Supplies–2.04%
†Align Technology, Inc.	1,298	162,536
†Boston Scientific Corp.	7,885	769,813
Dentsply Sirona, Inc.	1,113	14,124
†Dexcom, Inc.	5,846	393,377
GE HealthCare Technologies, Inc.	63,774	4,789,427
†Globus Medical, Inc. Class A	58,704	3,361,978
†Insulet Corp.	311	96,015
Medtronic PLC	3,707	353,055
†Penumbra, Inc.	589	149,205
Stryker Corp.	1,087	401,831
		10,491,361
Health Care Providers & Services–4.50%
Cardinal Health, Inc.	2,887	453,144
Cencora, Inc.	17,233	5,385,829
†Centene Corp.	7,933	283,049
Chemed Corp.	3,709	1,660,668
Cigna Group	2,143	617,720
†DaVita, Inc.	883	117,324
Elevance Health, Inc.	931	300,825
†Henry Schein, Inc.	45,811	3,040,476
Humana, Inc.	10,925	2,842,357
McKesson Corp.	1,304	1,007,392
Premier, Inc. Class A	3,665	101,887
Quest Diagnostics, Inc.	34,127	6,503,924
†Tenet Healthcare Corp.	1,656	336,234
UnitedHealth Group, Inc.	1,500	517,950
		23,168,779
Health Care REITs–0.89%
Healthcare Realty Trust, Inc.	1,996	35,988
Healthpeak Properties, Inc.	177,590	3,400,848
Ventas, Inc.	8,859	620,041
Welltower, Inc.	2,890	514,825
		4,571,702
Hotel & Resort REITs–0.48%
Host Hotels & Resorts, Inc.	145,184	2,471,032
		2,471,032
Hotels, Restaurants & Leisure–2.37%
Aramark	4,542	174,413
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Carnival Corp.	25,496	$737,089
†Cava Group, Inc.	3,534	213,489
†Chipotle Mexican Grill, Inc.	2,794	109,497
Darden Restaurants, Inc.	19,839	3,776,552
†DoorDash, Inc. Class A	2,195	597,018
Expedia Group, Inc.	13,502	2,886,053
†Flutter Entertainment PLC	1,009	256,286
Hilton Worldwide Holdings, Inc.	5,896	1,529,658
McDonald's Corp.	3,092	939,628
†MGM Resorts International	9,805	339,841
Royal Caribbean Cruises Ltd.	1,102	356,585
Travel & Leisure Co.	4,198	249,739
		12,165,848
Household Durables–1.08%
DR Horton, Inc.	4,280	725,332
Lennar Corp. Class A	2,282	287,623
†Mohawk Industries, Inc.	27,077	3,490,767
PulteGroup, Inc.	2,902	383,441
†SharkNinja, Inc.	2,718	280,362
Toll Brothers, Inc.	2,696	372,425
		5,539,950
Household Products–0.19%
Procter & Gamble Co.	6,292	966,766
		966,766
Independent Power and Renewable Electricity Producers–0.29%
AES Corp.	14,112	185,714
Clearway Energy, Inc. Class C	570	16,102
†Talen Energy Corp.	1,442	613,398
Vistra Corp.	3,356	657,508
		1,472,722
Industrial Conglomerates–0.18%
3M Co.	2,457	381,277
Honeywell International, Inc.	2,687	565,614
		946,891
Industrial REITs–0.06%
Americold Realty Trust, Inc.	3,621	44,321
EastGroup Properties, Inc.	823	139,301
First Industrial Realty Trust, Inc.	2,038	104,896
		288,518
Insurance–4.59%
American Financial Group, Inc.	393	57,268
Arch Capital Group Ltd.	55,960	5,077,251
Arthur J Gallagher & Co.	3,739	1,158,118
Assurant, Inc.	298	64,547
Assured Guaranty Ltd.	1,117	94,554
Axis Capital Holdings Ltd.	1,578	151,172
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Brighthouse Financial, Inc.	1,307	$69,376
Brown & Brown, Inc.	21,642	2,029,803
Everest Group Ltd.	920	322,212
Fidelity National Financial, Inc.	2,712	164,049
Hartford Insurance Group, Inc.	27,239	3,633,410
Kemper Corp.	2,639	136,040
Loews Corp.	57,833	5,805,855
†Markel Group, Inc.	71	135,707
MetLife, Inc.	5,738	472,639
Progressive Corp.	2,089	515,878
Reinsurance Group of America, Inc.	790	151,783
RLI Corp.	850	55,437
Travelers Cos., Inc.	2,124	593,063
Unum Group	6,076	472,591
W.R. Berkley Corp.	31,206	2,391,004
Willis Towers Watson PLC	227	78,417
		23,630,174
Interactive Media & Services–0.91%
Alphabet, Inc. Class A	10,054	2,444,556
†IAC, Inc.	20,273	690,701
Meta Platforms, Inc. Class A	1,338	982,601
†Pinterest, Inc. Class A	4,930	158,598
†Reddit, Inc. Class A	1,812	416,742
		4,693,198
IT Services–1.00%
†Cloudflare, Inc. Class A	3,449	740,121
†GoDaddy, Inc. Class A	24,289	3,323,464
International Business Machines Corp.	1,538	433,962
†Twilio, Inc. Class A	2,421	242,318
VeriSign, Inc.	1,475	412,365
		5,152,230
Life Sciences Tools & Services–1.24%
Agilent Technologies, Inc.	3,047	391,082
†Charles River Laboratories International, Inc.	203	31,761
Danaher Corp.	1,083	214,716
†Illumina, Inc.	2,808	266,676
†IQVIA Holdings, Inc.	25,982	4,935,021
Qiagen NV	1,340	59,871
†Repligen Corp.	452	60,419
Thermo Fisher Scientific, Inc.	909	440,883
		6,400,429
Machinery–4.66%
AGCO Corp.	2,303	246,582
Allison Transmission Holdings, Inc.	15,442	1,310,717
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Cummins, Inc.	1,808	$763,645
Deere & Co.	1,448	662,112
Dover Corp.	21,696	3,619,544
†Gates Industrial Corp. PLC	15,023	372,871
Ingersoll Rand, Inc.	53,880	4,451,566
ITT, Inc.	18,510	3,308,848
Lincoln Electric Holdings, Inc.	12,174	2,870,994
†Middleby Corp.	23,084	3,068,556
Mueller Industries, Inc.	1,027	103,840
Nordson Corp.	6,033	1,369,189
Otis Worldwide Corp.	5,157	471,504
PACCAR, Inc.	4,239	416,778
Parker-Hannifin Corp.	671	508,719
Westinghouse Air Brake Technologies Corp.	1,999	400,740
		23,946,205
Media–0.86%
Comcast Corp. Class A	22,869	718,544
†Liberty Broadband Corp. Class C	302	19,189
Nexstar Media Group, Inc.	166	32,825
Omnicom Group, Inc.	42,538	3,468,123
†Trade Desk, Inc. Class A	3,919	192,070
		4,430,751
Metals & Mining–0.77%
Alcoa Corp.	33,163	1,090,731
Freeport-McMoRan, Inc.	38,367	1,504,754
†MP Materials Corp.	1,637	109,794
Nucor Corp.	5,321	720,623
Steel Dynamics, Inc.	3,731	520,213
		3,946,115
Mortgage Real Estate Investment Trusts (REITs)–0.05%
Annaly Capital Management, Inc.	1,481	29,931
Rithm Capital Corp.	18,232	207,662
		237,593
Multi-Utilities–3.51%
Ameren Corp.	3,725	388,815
CenterPoint Energy, Inc.	2,085	80,898
CMS Energy Corp.	66,418	4,865,783
Consolidated Edison, Inc.	2,827	284,170
DTE Energy Co.	1,278	180,748
NiSource, Inc.	103,988	4,502,680
Public Service Enterprise Group, Inc.	6,139	512,361
Sempra	24,896	2,240,142
WEC Energy Group, Inc.	43,717	5,009,531
		18,065,128
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Office REITs–0.02%
BXP, Inc.	808	$60,067
Cousins Properties, Inc.	648	18,753
Highwoods Properties, Inc.	1,206	38,375
		117,195
Oil, Gas & Consumable Fuels–5.57%
†Antero Resources Corp.	6,437	216,026
Cheniere Energy, Inc.	19,427	4,564,956
Chevron Corp.	3,872	601,283
ConocoPhillips	7,906	747,829
Coterra Energy, Inc.	208,474	4,930,410
Diamondback Energy, Inc.	35,377	5,062,449
EOG Resources, Inc.	4,526	507,455
EQT Corp.	1,057	57,533
Expand Energy Corp.	3,396	360,791
Exxon Mobil Corp.	14,171	1,597,780
HF Sinclair Corp.	10,134	530,414
Marathon Petroleum Corp.	27,483	5,297,073
Matador Resources Co.	1,840	82,671
Ovintiv, Inc.	2,013	81,285
Phillips 66	2,250	306,045
Range Resources Corp.	1,285	48,367
Targa Resources Corp.	3,170	531,102
Williams Cos., Inc.	49,547	3,138,802
		28,662,271
Passenger Airlines–0.50%
Delta Air Lines, Inc.	42,496	2,411,648
†United Airlines Holdings, Inc.	1,850	178,525
		2,590,173
Personal Care Products–0.04%
†BellRing Brands, Inc.	2,456	89,276
†Coty, Inc. Class A	32,483	131,231
		220,507
Pharmaceuticals–1.31%
Bristol-Myers Squibb Co.	13,971	630,092
†Jazz Pharmaceuticals PLC	29,483	3,885,859
Johnson & Johnson	8,825	1,636,332
Merck & Co., Inc.	2,543	213,434
Perrigo Co. PLC	2,653	59,082
Royalty Pharma PLC Class A	6,157	217,219
Viatris, Inc.	8,301	82,180
		6,724,198
Professional Services–1.09%
Jacobs Solutions, Inc.	3,889	582,805
KBR, Inc.	15,066	712,471
Leidos Holdings, Inc.	3,403	643,031
†Parsons Corp.	30,704	2,545,976
UL Solutions, Inc. Class A	15,879	1,125,186
		5,609,469
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–0.36%
†CBRE Group, Inc. Class A	9,077	$1,430,172
†Jones Lang LaSalle, Inc.	1,359	405,363
		1,835,535
Residential REITs–0.96%
American Homes 4 Rent Class A	5,803	192,950
AvalonBay Communities, Inc.	20,808	4,019,481
Camden Property Trust	2,429	259,369
Equity Residential	2,748	177,878
Invitation Homes, Inc.	4,709	138,115
Mid-America Apartment Communities, Inc.	641	89,567
UDR, Inc.	1,560	58,125
		4,935,485
Retail REITs–1.81%
Agree Realty Corp.	4,321	306,964
Brixmor Property Group, Inc.	11,052	305,919
Federal Realty Investment Trust	157	15,906
Regency Centers Corp.	61,808	4,505,803
Simon Property Group, Inc.	22,231	4,172,092
		9,306,684
Semiconductors & Semiconductor Equipment–1.54%
Analog Devices, Inc.	1,101	270,516
†Astera Labs, Inc.	2,377	465,417
†Cirrus Logic, Inc.	1,108	138,821
Entegris, Inc.	1,575	145,624
†Intel Corp.	10,122	339,593
Lam Research Corp.	8,478	1,135,204
Microchip Technology, Inc.	1,983	127,348
Micron Technology, Inc.	4,052	677,981
NXP Semiconductors NV	869	197,897
†ON Semiconductor Corp.	60,828	2,999,429
Skyworks Solutions, Inc.	2,634	202,765
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,221	620,303
Texas Instruments, Inc.	2,752	505,625
Universal Display Corp.	771	110,739
		7,937,262
Software–1.34%
†Cadence Design Systems, Inc.	3,016	1,059,400
†Confluent, Inc. Class A	6,963	137,867
†Datadog, Inc. Class A	2,887	411,109
†Docusign, Inc.	3,443	248,206
†Fair Isaac Corp.	268	401,070
†HubSpot, Inc.	236	110,401
Intuit, Inc.	425	290,237
Microsoft Corp.	838	434,042
†Nutanix, Inc. Class A	8,210	610,742
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Oracle Corp.	2,148	$604,104
Salesforce, Inc.	3,076	729,012
†SentinelOne, Inc. Class A	6,479	114,095
†Synopsys, Inc.	1,189	586,641
†Unity Software, Inc.	8,883	355,675
†Zoom Communications, Inc. Class A	9,924	818,730
		6,911,331
Specialized REITs–2.71%
American Tower Corp.	1,680	323,098
CubeSmart	5,562	226,151
Equinix, Inc.	784	614,060
Extra Space Storage, Inc.	2,434	343,048
Gaming & Leisure Properties, Inc.	2,066	96,296
Iron Mountain, Inc.	1,726	175,948
Millrose Properties, Inc.	9,654	324,471
Public Storage	13,128	3,792,023
SBA Communications Corp.	17,363	3,357,136
VICI Properties, Inc.	10,305	336,046
Weyerhaeuser Co.	176,501	4,375,460
		13,963,737
Specialty Retail–3.18%
†AutoNation, Inc.	920	201,268
†AutoZone, Inc.	891	3,822,604
Bath & Body Works, Inc.	90,676	2,335,814
Best Buy Co., Inc.	41,192	3,114,939
†Burlington Stores, Inc.	728	185,276
†Carvana Co.	1,226	462,496
Lowe's Cos., Inc.	3,364	845,407
Murphy USA, Inc.	92	35,720
Penske Automotive Group, Inc.	820	142,606
Ross Stores, Inc.	31,146	4,746,339
†Ulta Beauty, Inc.	619	338,438
†Valvoline, Inc.	3,978	142,850
		16,373,757
Technology Hardware, Storage & Peripherals–0.79%
Apple, Inc.	723	184,098
Hewlett Packard Enterprise Co.	31,041	762,367
NetApp, Inc.	2,829	335,123
Seagate Technology Holdings PLC	3,454	815,351
Western Digital Corp.	16,532	1,984,832
		4,081,771
Textiles, Apparel & Luxury Goods–0.95%
†Crocs, Inc.	2,977	248,728
Ralph Lauren Corp.	13,142	4,120,806
Tapestry, Inc.	4,526	512,434
		4,881,968
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–0.28%
Philip Morris International, Inc.	8,777	$1,423,629
		1,423,629
Trading Companies & Distributors–0.25%
†Core & Main, Inc. Class A	5,153	277,386
Ferguson Enterprises, Inc.	3,973	892,256
WESCO International, Inc.	565	119,498
		1,289,140
Water Utilities–0.42%
Essential Utilities, Inc.	53,870	2,149,413
		2,149,413
Wireless Telecommunication Services–0.07%
Millicom International Cellular SA	7,575	367,690
		367,690
Total Common Stock (Cost $345,668,623)		489,867,565
	Number of Shares	Value (U.S. $)
RIGHTS–0.01%
†=Mirati Therapeutics, Inc.	3,008	$8,964
Total Rights (Cost $2,106)		8,964

MONEY MARKET FUND–4.57%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	23,520,356	23,520,356
Total Money Market Fund (Cost $23,520,356)		23,520,356

TOTAL INVESTMENTS–99.81% (Cost $369,191,085)	513,396,885
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.19%	1,000,014
NET ASSETS APPLICABLE TO 30,129,393 SHARES OUTSTANDING–100.00%	$514,396,899

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

The following futures contracts were outstanding at September 30, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
23	CME E-mini Russell 2000 Index Futures	$2,823,825	$2,776,446	12/19/25	$47,379	$—
9	CME E-mini S&P 500 Index Futures	3,032,438	2,973,911	12/19/25	58,527	—
44	CME E-mini S&P MidCap 400 Index Futures	14,459,280	14,487,704	12/19/25	—	(28,424)
2	ICE U.S. MSCI Emerging Markets Index Futures	135,970	135,828	12/19/25	142	—
Total Futures Contracts					$106,048	$(28,424)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
CME–Chicago Mercantile Exchange
ICE–Intercontinental Exchange
IT–Information Technology
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–7